Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 125	$ 129
Investment in debt securities	27	39
Non-current investments	152	168
Investment in debt securities	205	221
Current investments	$ 205	$ 221